Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management
Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2016:

	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	792,398	533,765	11	81,993	1,408,167

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	482,346	—	—	—	482,346
Other instruments issued in Chile	897,227	—	—	—	897,227
Instruments issued abroad	—	385	—	—	385

Subtotal	1,379,573	385	—	—	1,379,958

Cash collateral on securities borrowed and reverse repurchase agreements	55,703	—	—	—	55,703

Derivative Contracts for Trading Purposes
Forwards	128,404	12,177	—	23,135	163,716
Swaps	462,501	105,408	—	141,182	709,091
Call Options	1,558	—	—	—	1,558
Put Options	1,584	—	—	—	1,584
Futures	—	—	—	—	—
Others	—	—	—	—	—

Subtotal	594,047	117,585	—	164,317	875,949

Hedge Derivative Contracts
Forwards	—	—	—	—	—
Swaps	1	16,836	—	46,863	63,700
Call Options	—	—	—	—	—
Put Options	—	—	—	—	—
Futures	—	—	—	—	—
Others	—	—	—	—	—

Subtotal	1	16,836	—	46,863	63,700

Loans and advances to Banks (before allowances)
Central Bank of Chile	700,341	—	—	—	700,341
Domestic banks	208,403	—	—	—	208,403
Foreign banks	—	—	122,913	141,789	264,702

Subtotal	908,744	—	122,913	141,789	1,173,446

Loans to Customers (before allowances for loans losses)
Commercial loans	14,388,657	—	14,075	96,303	14,499,035
Residential mortgage loans	6,924,766	—	—	—	6,924,766
Consumer loans	3,974,623	—	—	—	3,974,623

Subtotal	25,288,046		14,075	96,303	25,398,424

Financial Assets Available-for-Sale
From the Chilean Government and Central Bank of Chile	59,200	—	—	—	59,200
Other instruments issued in Chile	314,043	—	—	—	314,043
Instruments issued abroad	—	—	—	1,227	1,227

Subtotal	373,243	—	—	1,227	374,470

Financial assets held-to-Maturity	—	—	—	—	—

	Financial Services	Chilean Central Bank	Government	Retail (Individuals)	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	1,289,666	118,501	—	—	—	—	—	—	—	—	—	—	—	—	1,408,167

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	—	423,565	58,781	—	—	—	—	—	—	—	—	—	—	—	482,346
Other instruments issued in Chile	897,227	—	—	—	—	—	—	—	—	—	—	—	—	—	897,227
Instruments issued abroad	385	—	—	—	—	—	—	—	—	—	—	—	—	—	385

Subtotal	897,612	423,565	58,781	—	—	—	—	—	—	—	—	—	—	—	1,379,958

Cash collateral on securities borrowed and reverse repurchase Agreements Payables	6,280	—	—	—	20,154	6,259	2,978	14,236	19	531	3,800	—	—	1,446	55,703

Derivative Contracts for Trading Purposes
Forwards	80,886	—	—	—	4,698	4,651	179	121	182	7	403	12	72,577	—	163,716
Swaps	627,621	—	—	—	30,806	2,910	28,864	9,488	5,234	353	—	2,007	1,808	—	709,091
Call Options	732	—	—	—	451	285	—	—	90	—	—	—	—	—	1,558
Put Options	835	—	—	—	591	153	—	—	2	—	—	—	3	—	1,584
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subtotal	710,074	—	—	—	36,546	7,999	29,043	9,609	5,508	360	403	2,019	74,388	—	875,949

Hedge Derivative Contracts
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	63,700	—	—	—	—	—	—	—	—	—	—	—	—	—	63,700
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subtotal	63,700	—	—	—	—	—	—	—	—	—	—	—	—	—	63,700

Loans and advances to Banks
Central Bank of Chile	—	700,341	—	—	—	—	—	—	—	—	—	—	—	—	700,341
Domestic banks	208,403	—	—	—	—	—	—	—	—	—	—	—	—	—	208,403
Foreign banks	264,702	—	—	—	—	—	—	—	—	—	—	—	—	—	264,702

Subtotal	473,105	700,341	—	—	—	—	—	—	—	—	—	—	—	—	1,173,446

Loans to Customers, Net
Commercial loans	2,116,203	—	—	—	2,243,474	1,561,737	432,822	566,438	1,184,869	264,042	1,636,994	1,647,862	1,937,428	907,166	14,499,035
Residential mortgage loans	—	—	—	6,924,766	—	—	—	—	—	—	—	—	—	—	6,924,766
Consumer loans	—	—	—	3,974,623	—	—	—	—	—	—	—	—	—	—	3,974,623

Subtotal	2,116,203	—	—	10,899,389	2,243,474	1,561,737	432,822	566,438	1,184,869	264,042	1,636,994	1,647,862	1,937,428	907,166	25,398,424

Financial Assets Available-for-Sale
From the Chilean Government and Central Bank of Chile	—	20,944	38,256	—	—	—	—	—	—	—	—	—	—	—	59,200
Other instruments issued in Chile	191,620	—	—	—	52,638	—	7,943	10,690	51,152	—	—	—	—	—	314,043
Instruments issued abroad	1,227	—	—	—	—	—	—	—	—	—	—	—	—	—	1,227

Subtotal	192,847	20,944	38,256	—	52,638	—	7,943	10,690	51,152	—	—	—	—	—	374,470

Financial assets held-to-Maturity	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2017:

	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	695,213	271,564	—	90,616	1,057,393

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,317,164	—	—	—	1,317,164
Other instruments issued in Chile	221,092	—	—	—	221,092
Instruments issued abroad	—	322	—	—	322

Subtotal	1,538,256	322	—	—	1,538,578

Cash collateral on securities borrowed and reverse repurchase agreements	91,641	—	—	—	91,641

Derivative Contracts for Trading Purposes
Forwards	392,130	23,162	—	91,322	506,614
Swaps	472,492	79,614	—	158,017	710,123
Call Options	514	—	—	—	514
Put Options	2,841	—	—	—	2,841
Futures	—	—	—	—	—
Others	—	—	—	—	—

Subtotal	867,977	102,776	—	249,339	1,220,092

Hedge Derivative Contracts
Forwards	—	—	—	—	—
Swaps	—	8,632	—	19,217	27,849
Call Options	—	—	—	—	—
Put Options	—	—	—	—	—
Futures	—	—	—	—	—
Others	—	—	—	—	—

Subtotal	—	8,632	—	19,217	27,849

Loans and advances to Banks (before allowances)
Central Bank of Chile	350,916	—	—	—	350,916
Domestic banks	120,017	—	—	—	120,017
Foreign banks	—	—	158,524	130,828	289,352

Subtotal	470,933	—	158,524	130,828	760,285

Loans to Customers (before allowances for loans losses)
Commercial loans	13,902,516	—	—	58,302	13,960,818
Residential mortgage loans	7,477,236	—	—	—	7,477,236
Consumer loans	4,013,459	—	—	—	4,013,459

Subtotal	25,393,211	—	—	58,302	25,451,513

Financial Assets Available-for-Sale
From the Chilean Government and Central Bank of Chile	356,368	—	—	—	356,368
Other instruments issued in Chile	1,168,913	—	—	—	1,168,913
Instruments issued abroad	—	—	—	1,034	1,034

Subtotal	1,525,281	—	—	1,034	1,526,315

Financial assets held-to-Maturity	—	—	—	—	—

	Financial Services	Chilean Central Bank	Government	Retail (Individuals)	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	894,972	162,421	—	—	—	—	—	—	—	—	—	—	—	—	1,057,393

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	—	1,062,558	254,606	—	—	—	—	—	—	—	—	—	—	—	1,317,164
Other instruments issued in Chile	221,092	—	—	—	—	—	—	—	—	—	—	—	—	—	221,092
Instruments issued abroad	322	—	—	—	—	—	—	—	—	—	—	—	—	—	322

Subtotal	221,414	1,062,558	254,606	—	—	—	—	—	—	—	—	—	—	—	1,538,578

Cash collateral on securities borrowed and reverse repurchase Agreements Payables	32,555	—	2,576	—	24,717	—	12,522	7,464	13	672	7,382	—	3,740		91,641

Derivative Contracts for Trading Purposes
Forwards	245,873	—	—	—	7,666	9,860	2,561	84	54	219	2,368	29	237,900	—	506,614
Swaps	643,735	—	—	—	44,773	5,563	839	4,679	2,862	9	7,244	—	419	—	710,123
Call Options	269	—	—	—	32	90	—	—	67	—	52	1	3	—	514
Put Options	734	—	—	—	1,432	396	—	—	222	—	—	11	46	—	2,841
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subtotal	890,611	—	—	—	53,903	15,909	3,400	4,763	3,205	228	9,664	41	238,368	—	1,220,092

Hedge Derivative Contracts
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	27,849	—	—	—	—	—	—	—	—	—	—	—	—	—	27,849
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subtotal	27,849	—	—	—	—	—	—	—	—	—	—	—	—	—	27,849

Loans and advances to Banks
Central Bank of Chile	—	350,916	—	—	—	—	—	—	—	—	—	—	—	—	350,916
Domestic banks	120,017	—	—	—	—	—	—	—	—	—	—	—	—	—	120,017
Foreign banks	289,352	—	—	—	—	—	—	—	—	—	—	—	—	—	289,352

Subtotal	409,369	350,916	—	—	—	—	—	—	—	—	—	—	—	—	760,285

Loans to Customers, Net
Commercial loans	1,851,649	—	—	—	2,035,129	1,399,692	422,176	565,695	1,354,069	145,266	1,612,930	1,493,373	1,964,238	1,116,601	13,960,818
Residential mortgage loans	—	—	—	7,477,236	—	—	—	—	—	—	—	—	—	—	7,477,236
Consumer loans	—	—	—	4,013,459	—	—	—	—	—	—	—	—	—	—	4,013,459

Subtotal	1,851,649	—	—	11,490,695	2,035,129	1,399,692	422,176	565,695	1,354,069	145,266	1,612,930	1,493,373	1,964,238	1,116,601	25,451,513

Financial Assets Available-for-Sale
From the Chilean Government and Central Bank of Chile	—	207,474	148,894	—	—	—	—	—	—	—	—	—	—	—	356,368
Other instruments issued in Chile	1,106,003	—	—	—	31,833	8,589	7,662	2,883	6,972	—	4,971	—	—	—	1,168,913
Instruments issued abroad	1,034	—	—	—	—	—	—	—	—	—	—	—	—	—	1,034

Subtotal	1,107,037	207,474	148,894	—	31,833	8,589	7,662	2,883	6,972	—	4,971	—	—	—	1,526,315

Financial assets held-to-Maturity	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of guarantee values

		Fair value of collateral and credit enhancements held as of December 31, 2016
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Others	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	10,663,260	2,240,502	69,466	442,285	3,493	349,560	3,105,306	7,557,954
Small business lending	3,835,775	2,301,924	32,138	27,461	—	54,534	2,416,057	1,419,718
Consumer lending	3,974,623	252,984	1,096	2,492	—	17,352	273,924	3,700,699
Mortgage lending	6,924,766	6,419,357	69	252	—	—	6,419,678	505,088

Total	25,398,424	11,214,767	102,769	472,490	3,493	421,446	12,214,965	13,183,459

		Fair value of collateral and credit enhancements held as of December 31, 2017
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Others	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	9,775,740	2,269,716	72,893	438,595	3,381	243,961	3,028,546	6,747,194
Small business lending	4,185,078	2,543,343	28,699	32,034	—	58,255	2,662,331	1,522,747
Consumer lending	4,013,459	283,091	938	1,776	—	18,594	304,399	3,709,060
Mortgage lending	7,477,236	6,922,454	90	267	—	—	6,922,811	554,425

Total	25,451,513	12,018,604	102,620	472,672	3,381	320,810	12,918,087	12,533,426

(*)  Includes agricultural and industrial pledges and pledges without conveyance.

Schedule of credit quality by asset class, based on the Bank's credit rating system

As of December 31, 2016

	Individual Portfolio			Group Portfolio
	Normal	Substandard	Non- complying	Normal	Non- complying	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Loans and advances to banks
Central Bank of Chile	700,341	—	—	—	—	700,341
Domestic banks	208,403	—	—	—	—	208,403
Foreign banks	264,702	—	—	—	—	264,702

Total	1,173,446	—	—	—	—	1,173,446

Loans to customers (before allowances for loan losses)
Commercial loans	11,390,263	196,815	201,790	2,518,008	192,159	14,499,035
Residential mortgage loans	—	—	—	6,784,614	140,152	6,924,766
Consumer loans	—	—	—	3,723,550	251,073	3,974,623

Total	11,390,263	196,815	201,790	13,026,172	583,384	25,398,424

As of December 31, 2017

	Individual Portfolio			Group Portfolio
	Normal	Substandard	Non- complying	Normal	Non- complying	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Loans and advances to banks
Central Bank of Chile	350,916	—	—	—	—	350,916
Domestic banks	120,017	—	—	—	—	120,017
Foreign banks	289,352	—	—	—	—	289,352

Total	760,285	—	—	—	—	760,285

Loans to customers (before allowances for loan losses)
Commercial loans	10,585,946	101,253	161,914	2,908,182	203,523	13,960,818
Residential mortgage loans	—	—	—	7,316,969	160,267	7,477,236
Consumer loans	—	—	—	3,760,472	252,987	4,013,459

Total	10,585,946	101,253	161,914	13,985,623	616,777	25,451,513

Schedule of conciliation between Normal and Impaired Portfolio and classification criteria of impaired loans

	December	December
	2016	2017
	MCh$	MCh$
Individual Portfolio
Substandard (categories B1 — B4)	196,815	101,253
Non-complying (categories C1 — C6)	201,790	161,914
Group Portfolio
Non-complying	583,384	616,777

Total substandard and non-complying categories (from B1 to C6)	981,989	879,944
Total impaired loans (categories B3 — C6)	(868,077)	(780,818)

Normal portfolio (categories B1 — B2)	113,912	99,126

Schedule of classification criteria of impaired loans

As of December 31, 2016:

		Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	18,495	—	—

Subtotal past-due loans and advances to banks	18,495	—	—
Commercial loans	133,959	41,561	17,512
Import-export financing	16,621	1,195	146
Factoring transactions	32,603	4,677	641
Commercial lease transactions	46,802	8,683	5,638
Other loans and receivables	1,482	703	284
Residential mortgage loans	142,663	46,908	24,729
Consumer loans	222,041	95,934	37,218

Subtotal past-due loans to customers	596,171	199,661	86,168

Total	614,666	199,661	86,168

As of December 31, 2017:

		Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	6,880	—	—

Subtotal past-due loans and advances to banks	6,880	—	—
Commercial loans	183,374	34,457	53,224
Import-export financing	19,628	2,403	647
Factoring transactions	30,204	3,723	748
Commercial lease transactions	52,365	12,407	2,144
Other loans and receivables	1,195	599	724
Residential mortgage loans	143,619	56,422	26,365
Consumer loans	203,692	91,928	38,320

Subtotal past-due loans to customers	634,077	201,939	122,172

Total	640,957	201,939	122,172

Schedule of aging analysis of loans

		Past due but not impaired(*)
	Neither past due or impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
As of December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2016	23,870,700	499,875	126,178	32,936	658	24,530,347
2017	23,972,099	526,809	134,316	37,292	179	24,670,695

(*) These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.

Schedule of book value of loans with renegotiated terms

	2016	2017
	MCh$	MCh$
Financial assets
Loans and advances to banks
Domestic banks	—	—
Foreign banks	—	—

Subtotal	—	—
Loans to customers, net
Commercial loans	172,255	191,314
Residential mortgage loans	17,466	17,400
Consumer loans	358,023	367,350

Subtotal	547,744	576,064

Total renegotiated financial assets	547,744	576,064

Schedule of use of MAR

The use of MAR in 2017 is illustrated below (LCCY = local currency; FCCY = foreign currency):

	MAR LCCY + FCCY MMM$		MAR FCCY MMUS$
	1 – 30 days	1 – 90 days	1 – 30 days	1 – 90 days
Maximum	3,306	5,597	1,708	3,048
Minimum	1,847	4,173	436	1,344
Average	2,665	4,954	1,090	2,209

Schedule of use of Cross Currency Funding	The use of Cross Currency Funding within year 2017 is illustrated below:
Cross Currency Funding MMUS$
Maximum	4,351
Minimum	2,008
Average	2,991

Schedule of financial ratios

As an example, the state of the following ratios along the year 2017 is illustrated below:

	Liquid Assets/ Net Funding <1y	Liabilities>1y/ Assets >1y	Deposits/ Loans
Maximum	95%	74%	63%
Minimum	71%	72%	60%
Average	82%	73%	62%

Schedules for calculation of C46 regulatory information

The use of this index in year 2017 is illustrated below:

	Adjusted C46 All CCYs as % of Tier-1 Capital		Adjusted C46 FCCY as % of Tier-1 Capital
	1 – 30 days	1 – 90 days	1 – 30 days
Maximum	53%	97%	36%
Minimum	32%	63%	19%
Average	43%	78%	27%
Limit	100%	200%	100%

Schedule of the LCR and the NSFR	The state of the LCR and the NSFR along the year 2017 is illustrated below.
	LCR	NSFR
Maximum	1.07	0.99
Minimum	0.69	0.94
Average	0.88	0.97
Regulatory Limit	N/A	N/A

Schedule of contractual maturity of financial liabilities

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2016
Current accounts and other demand deposits	8,321,148	—	—	—	—	—	8,321,148
Transactions in the course of payment	25,702	—	—	—	—	—	25,702
Instruments sold under repurchase agreements and security lending	209,908	6,821	—	—	—	—	216,729
Savings accounts and time deposits	4,954,428	2,478,148	3,083,258	157,591	589	252	10,674,266
Full delivery derivative transactions	274,760	225,173	872,004	507,086	292,965	617,424	2,789,412
Borrowings from financial institutions	150,396	231,890	526,149	120,672	—	—	1,029,107
Other financial obligations	557	1,034	5,038	18,173	18,401	376	43,579
Debt issued in non-USD foreign currency	104,221	87,840	525,342	1,423,859	1,204,796	4,070,909	7,416,967

Total (excluding non-delivery derivative transactions)	14,041,120	3,030,906	5,011,791	2,227,381	1,516,751	4,688,961	30,516,910

Non - delivery derivative transactions	237,799	171,254	838,475	887,297	196,923	1,096,234	3,427,982

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2017
Current accounts and other demand deposits	8,915,706	—	—	—	—	—	8,915,706
Transactions in the course of payment	29,871	—	—	—	—	—	29,871
Instruments sold under repurchase agreements and security lending	194,539	750	—	—	—	—	195,289
Savings accounts and time deposits	5,097,833	2,509,694	2,555,579	21,536	311	219	10,185,172
Full delivery derivative transactions	172,323	136,729	1,166,598	937,050	1,582,890	531,309	4,526,899
Borrowings from financial institutions	260,272	242,515	613,159	73,852	—	—	1,189,798
Other financial obligations	295	918	10,921	24,038	686	154	37,012
Debt issued in non-USD foreign currency	47,375	165,359	728,035	1,279,275	1,500,632	3,931,034	7,651,710

Total (excluding non-delivery derivative transactions)	14,718,214	3,055,965	5,074,292	2,335,751	3,084,519	4,462,716	32,731,457

Non - delivery derivative transactions	112,011	100,247	1,141,610	816,847	325,199	1,115,676	3,611,590

Schedule of use of VaR	The use of VaR in 2017 is illustrated below:
Value-at-Risk 99% confidence level escalated to 1 month MMUS$
Maximum	3.18
Minimum	0.61
Average	1.72

Schedule of use of EaR	The use of EaR within year 2017 is illustrated below:
12-months Earnings-at-Risk 97.7% confidence level 3 months defeasance period MCh$
Maximum	80,402
Minimum	28,438
Average	60,301

Schedule of banking book interest rate exposure by contractual maturity

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2016
Cash and due from banks	1,396,536	—	—	—	—	—	1,396,536
Transactions in the course of collection	189,208	—	—	—	—	—	189,208
Securities borrowed or purchased under agreements to resell	—	—	—	—	—	—	—
Derivative instruments under hedge-accounting treatment	283,576	14,860	170,891	495,340	52,134	502,593	1,519,394
Inter-banking loans	964,250	86,029	136,434	19,777	—	—	1,206,490
Customer loans	4,808,706	3,163,029	5,740,836	5,219,586	2,929,046	8,126,584	29,987,787
Available for sale instruments	6,631	5,505	56,839	137,031	71,657	151,600	429,263
Held-to-maturity instruments	—	—	—	—	—	—	—

Total assets	7,648,907	3,269,423	6,105,000	5,871,734	3,052,837	8,780,777	34,728,678

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2017
Cash and due from banks	1,028,014	—	—	—	—	—	1,028,014
Transactions in the course of collection	223,360	—	—	—	—	—	223,360
Securities borrowed or purchased under agreements to resell	19,992	—	—	—	—	—	19,992
Derivative instruments under hedge-accounting treatment	30,328	146,775	225,883	335,756	51,087	539,283	1,329,112
Inter-banking loans	533,101	49,573	150,253	31,920	—	—	764,847
Customer loans	4,669,573	2,595,012	5,636,496	5,619,230	3,089,002	8,591,253	30,200,566
Available for sale instruments	9,134	37,851	950,199	222,522	216,058	169,144	1,604,908
Held-to-maturity instruments	—	—	—	—	—	—	—

Total assets	6,513,502	2,829,211	6,962,831	6,209,428	3,356,147	9,299,680	35,170,799

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2016
Current accounts and demand deposits	8,354,085	—	—	—	—	—	8,354,085
Transactions in the course of payment	8,841	—	—	—	—	—	8,841
Securities loaned or sold under repurchase agreements	19,901	—	—	—	—	—	19,901
Savings accounts and interest-bearing deposits	5,129,350	2,303,488	3,083,258	157,610	570	252	10,674,528
Derivative instruments under hedge-accounting treatment	2,232	2,616	249,632	659,389	88,029	507,403	1,509,301
Inter-banking borrowings	559,625	359,768	109,873	—	—	—	1,029,266
Long-term debt (*)	104,135	242,016	525,037	1,423,061	1,107,502	4,012,482	7,414,233
Other liabilities	233,372	1,034	5,038	18,173	18,401	376	276,394

Total liabilities	14,411,541	2,908,922	3,972,838	2,258,233	1,214,502	4,520,513	29,286,549

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2017
Current accounts and demand deposits	8,959,941	—	—	—	—	—	8,959,941
Transactions in the course of payment	—	—	—	—	—	—	—
Securities loaned or sold under repurchase agreements	10,267	—	—	—	—	—	10,267
Savings accounts and interest-bearing deposits	5,294,456	2,317,792	2,555,579	21,536	311	219	10,189,893
Derivative instruments under hedge-accounting treatment	352	3,968	286,519	452,960	75,237	600,507	1,419,543
Inter-banking borrowings	506,703	553,663	129,431	—	—	—	1,189,797
Long-term debt (*)	158,085	266,895	727,798	1,217,226	1,349,337	3,930,440	7,649,781
Other liabilities	146,726	918	10,921	24,038	686	154	183,443

Total liabilities	15,076,530	3,143,236	3,710,248	1,715,760	1,425,571	4,531,320	29,602,665

(*)   Amounts shown are not exactly the same as reported in the liabilities report which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.

Schedule of Adverse scenario market factors fluctuations

Adverse scenario market factors fluctuations
	CLP Derivatives (bps)	CLP Bonds (bps)	CLF Derivatives (bps)	CLF Bonds (bps)	USD Offshore 3m Derivatives (bps)	Spread USD On/Off Derivatives (bps)	Vol FX CLP/USD (%)
3 months	12	22	-465	-468	4	-58	-1.1%
6 months	16	21	-226	-224	8	-46	-1.0%
9 months	19	21	-146	-144	11	-38	-0.6%
1 year	21	22	-139	-137	13	-33	-0.7%
2 years	24	22	-52	-50	22	-19	-2.2%
4 years	25	19	-36	-33	31	-19	—
6 years	25	19	-31	-27	33	-19	—
10 years	26	19	-19	-12	35	-21	—
16 years	26	19	-20	-8	35	-22	—
20 years	26	19	-21	-6	35	-22	—

bps = basis points

Schedule of Potential Profit and Loss Impact on Trading Book

The impact on the Trading book as of December 31, 2017 is illustrated below:

Potential P&L Impact Trading Book (MCh$)

CLP Interest Rate		(2,754)
Derivatives	(529)
Debt instruments	(2,225)
CLF Interest Rate		1,498
Derivatives	(1,819)
Debt instruments	3,317
Interest rate offshore		(482)
Domestic/offshore interest rate spread		979

Interest rate		(759)
Foreign Exchange		(128)
Options		222

Total		(665)

Schedule of NRFF impact on accrual book for next 12-months

The impact of such fluctuations in the Accrual portfolio for the next 12 months as of December 31, 2017, which is not necessarily a gain/loss but greater/lower net revenue from funds (resulting in net interest rate generation), is illustrated below:

12-Months NRFF(*) IMPACT
ACCRUAL BOOK (MCh$)

Impact due to inter-banking yield curve (swap yield) shock	(151,983)
Impact due to spreads shock	28,742

Higher / (Lower) NRFF	(123,241)

(*) Net revenues from funds

Schedule of Potential changes in Available-for-Sale Portfolio OCI Impact

Potential Available-for-Sale Portfolio OCI Impact
Currency	DV01(+1 bp) (US$)	Impact due to interest rate changes (MCh$)
CLP	(228,868)	(5,009)
CLF	(117,362)	(6,740)
USD	(59,072)	(3,199)

Total		(14,948)

Schedule of risk weighted assets, Basic Capital ratio and Regulatory Capital ratio

	Consolidated assets		Risk-weighted assets
	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$
Balance sheet assets (net of provisions)
Cash and due from banks	1,408,167	1,057,393	21,940	5,699
Transactions in the course of collection	206,972	255,968	53,126	95,210
Financial Assets held-for-trading	1,379,958	1,538,578	211,762	148,641
Cash collateral on securities borrowed and reverse repurchase agreements	55,703	91,641	55,703	91,641
Derivative instruments	939,649	1,247,941	703,211	927,837
Loans and advances to banks	1,173,187	760,021	305,934	312,806
Loans to customers, net	24,843,655	24,955,692	22,024,193	21,908,281
Financial assets available-for-sale	374,470	1,526,315	199,860	325,209
Financial assets held-to-maturity	—	—	—	—
Investments in other companies	30,314	35,771	32,588	38,041
Intangible assets	65,036	72,455	29,341	39,045
Property and equipment	219,082	216,259	219,082	216,259
Investment properties	14,674	14,306	—	—
Current tax assets	6,657	23,032	679	2,303
Deferred tax assets	176,923	161,265	30,603	26,740
Other assets	462,857	604,800	462,185	547,974

Subtotal			24,350,207	24,685,686

Off-balance-sheet assets
Contingent loans	4,154,890	3,972,260	2,491,879	2,382,653

Total risk-weighted assets			26,842,086	27,068,339

	As of December 31, 2016		As of December 31, 2017
	MCh$	%	MCh$	%
TIER 1 Capital (*)	2,887,410	8.09	3,105,714	8.39
TIER 2 Equity	3,729,427	13.89	3,934,727	14.54

(*)  TIER 1 Capital corresponds to equity attributable to equity holders in the Statement of Consolidated Financial Position